SIGNIFICANT CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of operating segments [Table Text Block]
	December 31,	December 31,	December 31,
	2017	2016	2015

Customer A	$2,934,404	$2,511,850	$8,555,088
Customer B	$896,965	$2,107,426	$2,045,215
Customer C	$-	$-	$3,196,253
Customer D	$-	$-	$1,959,883